ROYALTY AGREEMENT 10K (Details)	12 Months Ended
	Jan. 31, 2017 USD ($) $ / T	Dec. 31, 2016 USD ($) $ / T	Dec. 31, 2015 USD ($) $ / T
ROYALTY AGREEMENT
Deferred royalty revenue | $	$ 2,099,415
Cyprus NMC
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton) | $ / T		53.80	53.01
Adjusted threshold price subject to adjustment (in dollars per ton) | $ / T	54.74
Cyprus NMC | Maximum
ROYALTY AGREEMENT
Period for payments of overriding royalties on product shipments	30 days
Cyprus NMC | Minimum
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton) | $ / T	30
Advance royalty threshold | $	$ 500,000	$ 897,008	$ 883,875
Advance royalty threshold, next calendar year | $	$ 912,725